STATEMENT OF INVESTMENTS
Growth and Income Portfolio

September 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Automobiles & Components - 1.8%
General Motors	7,336	[a]	386,681
Tesla	1,905	[a]	1,477,289
			1,863,970
Banks - 3.8%
Bank of America	19,986		848,406
JPMorgan Chase & Co.	10,656		1,744,281
U.S. Bancorp	16,092		956,508
Wells Fargo & Co.	11,466		532,137
			4,081,332
Capital Goods - 8.6%
AMETEK	5,975		740,960
Armstrong World Industries	5,011		478,400
Carrier Global	4,765		246,636
Eaton	5,184		774,023
Howmet Aerospace	38,044		1,186,973
Hubbell	2,522		455,650
Ingersoll Rand	27,329	[a]	1,377,655
L3Harris Technologies	6,308		1,389,274
Northrop Grumman	1,803		649,350
Quanta Services	5,053		575,132
Rockwell Automation	1,769		520,157
Trane Technologies	4,481		773,645
			9,167,855
Commercial & Professional Services - .6%
Cintas	1,628		619,714
Consumer Durables & Apparel - .6%
Newell Brands	11,981		265,259
VF	5,163		345,869
			611,128
Consumer Services - 1.8%
Aramark	23,002		755,846
Booking Holdings	399	[a]	947,174
Las Vegas Sands	5,045	[a]	184,647
			1,887,667
Diversified Financials - 8.0%
Ally Financial	5,318		271,484
Ameriprise Financial	6,701		1,769,868
Berkshire Hathaway, Cl. B	5,508	[a]	1,503,354
Capital One Financial	5,885		953,193

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Diversified Financials - 8.0% (continued)
Equitable Holdings	8,638		256,030
LPL Financial Holdings	2,890		453,036
Morgan Stanley	10,274		999,763
State Street	3,104		262,971
The Charles Schwab	17,343		1,263,264
Voya Financial	13,187	[b]	809,550
			8,542,513
Energy - 4.8%
ConocoPhillips	4,087		276,976
Devon Energy	39,147		1,390,110
EQT	27,162	[a]	555,735
Exxon Mobil	24,704		1,453,089
Hess	8,244		643,939
Marathon Petroleum	12,965		801,367
			5,121,216
Food & Staples Retailing - .7%
Sysco	8,854		695,039
Food, Beverage & Tobacco - 1.1%
PepsiCo	2,637		396,631
Philip Morris International	7,829		742,111
			1,138,742
Health Care Equipment & Services - 10.5%
Becton Dickinson & Co.	3,111		764,746
CVS Health	12,157		1,031,643
Danaher	4,543		1,383,071
DexCom	1,394	[a]	762,323
Edwards Lifesciences	5,438	[a]	615,636
HCA Healthcare	1,030		250,002
Intuitive Surgical	937	[a]	931,519
Masimo	1,808	[a]	489,444
McKesson	2,799		558,065
Medtronic	13,444		1,685,205
Teleflex	1,057		398,013
UnitedHealth Group	2,824		1,103,450
Zimmer Biomet Holdings	8,151		1,192,980
			11,166,097
Insurance - 3.5%
Aon, Cl. A	2,918		833,877
Assurant	8,418		1,327,939
Principal Financial Group	4,365		281,106
The Hartford Financial Services Group	3,847		270,252
Willis Towers Watson	4,251		988,187
			3,701,361

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Materials - 2.8%
Alcoa	16,624	[a]	813,579
CF Industries Holdings	16,132		900,488
Freeport-McMoRan	14,841		482,778
Newmont	9,025		490,058
Vulcan Materials	1,483		250,864
			2,937,767
Media & Entertainment - 9.2%
Alphabet, Cl. A	1,022	[a]	2,732,337
Alphabet, Cl. C	1,064	[a]	2,835,890
Comcast, Cl. A	15,095		844,263
Facebook, Cl. A	4,352	[a]	1,477,025
Match Group	3,174	[a]	498,286
Pinterest, Cl. A	11,001	[a]	560,501
Snap, Cl. A	11,641	[a]	859,921
			9,808,223
Pharmaceuticals Biotechnology & Life Sciences - 5.6%
AbbVie	20,563		2,218,131
Eli Lilly & Co.	6,448		1,489,810
Horizon Therapeutics	6,722	[a]	736,328
Organon & Co.	16,606		544,511
Seagen	3,029	[a]	514,324
Viatris	29,037		393,451
			5,896,555
Real Estate - .2%
Medical Properties Trust	12,896	[c]	258,823
Retailing - 4.0%
Amazon.com	1,161	[a]	3,813,931
Farfetch, Cl. A	10,364	[a]	388,443
			4,202,374
Semiconductors & Semiconductor Equipment - 5.7%
Applied Materials	11,448		1,473,701
Marvell Technology	9,339		563,235
Microchip Technology	3,289		504,829
NVIDIA	9,212		1,908,358
Qualcomm	12,486		1,610,444
			6,060,567
Software & Services - 13.1%
Ansys	1,683	[a]	572,977
CrowdStrike Holdings, CI. A	2,275	[a,b]	559,150
Datadog, Cl. A	4,039	[a]	570,913
Dolby Laboratories, Cl. A	5,703		501,864
HubSpot	1,245	[a]	841,732
Microsoft	15,373		4,333,956
PayPal Holdings	4,552	[a]	1,184,476

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.3% (continued)
Software & Services - 13.1% (continued)
salesforce.com		4,463	[a]	1,210,455
Snowflake, Cl. A		1,757	[a,b]	531,370
Square, Cl. A		3,447	[a,b]	826,728
Twilio, Cl. A		1,441	[a]	459,751
Visa, Cl. A		8,343	[b]	1,858,403
Zoom Video Communications, CI. A		1,927	[a]	503,911
				13,955,686
Technology Hardware & Equipment - 6.6%
Apple		28,520		4,035,580
Cisco Systems		25,530		1,389,598
Corning		17,165		626,351
Zebra Technologies, Cl. A		1,820	[a]	938,064
				6,989,593
Telecommunication Services - .6%
Vodafone Group, ADR		43,490	[b]	671,920
Transportation - 1.0%
Norfolk Southern		1,656		396,198
Uber Technologies		13,646	[a]	611,341
				1,007,539
Utilities - 3.7%
Clearway Energy, Cl. C		24,424		739,314
Exelon		30,803		1,489,017
NextEra Energy Partners		8,452		636,943
PPL		9,348		260,622
The AES		23,797		543,286
Vistra Energy		18,132		310,057
				3,979,239
Total Common Stocks (cost $68,437,374)				104,364,920
	1-Day Yield (%)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,176,462)	0.06	2,176,462	[d]	2,176,462

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $699,644)	0.02	699,644	[d]	699,644
Total Investments (cost $71,313,480)		101.0%		107,241,026
Liabilities, Less Cash and Receivables		(1.0%)		(1,023,290)

Net Assets	100.0%	106,217,736

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2021, the value of the fund’s securities on loan was $4,961,966 and the value of the collateral was $5,073,390, consisting of cash collateral of $699,644 and U.S. Government & Agency securities valued at $4,373,746.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Growth and Income Portfolio

September 30, 2021 (Unaudited)

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	104,364,920	-	-	104,364,920
Investment Companies	2,876,106	-	-	2,876,106

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2021, accumulated net unrealized appreciation on investments was $35,927,546, consisting of $37,473,268 gross unrealized appreciation and $1,545,722 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.